UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     November 07, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $683,936 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108      423    19005 SH       SOLE                        0        0    19005
AMERICAN STD COS INC DEL       COM              029712106      428    10200 SH       SOLE                        0        0    10200
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      835    27905 SH       SOLE                        0        0    27905
CANTEL MEDICAL CORP            COM              138098108      738    53104 SH       SOLE                        0        0    53104
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      273     9450 SH       SOLE                        0        0     9450
FINISAR                        COM              31787A101       57    15697 SH       SOLE                        0        0    15697
FOUNDRY NETWORKS INC           COM              35063R100      612    46558 SH       SOLE                        0        0    46558
ISHARES TR                     RUSSELL 2000     464287655   137839  1914436 SH       SOLE                        0        0  1914436
ISHARES TR                     S&P EURO PLUS    464287861    38064   394080 SH       SOLE                        0        0   394080
ISHARES TR                     S&P MIDCAP 400   464287507    55649   737662 SH       SOLE                        0        0   737662
ISHARES TR                     S&P 500 INDEX    464287200   137902  1031042 SH       SOLE                        0        0  1031042
ISHARES TR                     RUSSELL MIDCAP   464287499    43548   467000 SH       SOLE                        0        0   467000
ISHARES TR                     RUSSELL1000GRW   464287614      492     9449 SH       SOLE                        0        0     9449
ISHARES TR                     RUSSELL1000VAL   464287598      480     6233 SH       SOLE                        0        0     6233
ISHARES TR                     RUSSELL 1000     464287622    59882   828925 SH       SOLE                        0        0   828925
ISHARES TR                     MSCI EAFE IDX    464287465    69140  1020518 SH       SOLE                        0        0  1020518
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      502    93100 SH       SOLE                        0        0    93100
MORGAN STANLEY                 COM NEW          617446448    16337   224066 SH       SOLE                        0        0   224066
PRAECIS PHARMACEUTICALS INC    COM NEW          739421402       38    18349 SH       SOLE                        0        0    18349
PRIDE INTL INC DEL             COM              74153Q102      333    12138 SH       SOLE                        0        0    12138
QUEST DIAGNOSTICS INC          COM              74834L100      312     5100 SH       SOLE                        0        0     5100
SPDR TR                        UNIT SER 1       78462F103   105033   786242 SH       SOLE                        0        0   786242
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    15019   240000 SH       SOLE                        0        0   240000